Securities - Schedule of Gross Unrealized or Unrecognized Gains and Losses (Details) - Agency Mortgage Backed Residential [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	$ 9,950	$ 10,096
Available-for-sale Securities, Gross unrealized gain
Available-for-sale Securities, Gross unrealized losses	193	448
Available-for-sale Securities, Estimated fair value	9,757	9,648
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	171	213
Held-to-maturity Securities, Gross unrealized gain
Held-to-maturity Securities, Gross unrealized losses	4	10
Held-to-maturity Securities, Estimated fair value	$ 167	$ 203